Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Attributable to equity holders of the Company	Issued capital	Reserves	Investment revaluation reserve	Deficit	Non- controlling interests
Number of shares issued, beginning (shares) at Dec. 31, 2018			153,448,356
Equity, beginning at Dec. 31, 2018	$ 1,513,349	$ 1,508,212	$ 2,321,498	$ 22,573	$ 208	$ (836,067)	$ 5,137
Net earnings for the year	111,244	110,738				110,738	506
Other comprehensive loss	(208)	(208)			(208)
Total comprehensive earnings for the year	111,036	110,530			(208)	110,738	506
Shares issued on the exercise of stock options, shares			244,299
Shares issued on the exercise of stock options	2,781	2,781	$ 3,697	(916)
Shares issued as compensation, shares (Note 25)			152,391
Shares issued as compensation (Note 26)	2,693	2,693	$ 2,693
Share-based compensation on option grants	577	577		577
Tahoe acquisition consideration, shares			55,990,512
Tahoe Acquisition consideration	867,666	867,666	$ 795,626	72,040
Distributions by subsidiaries to non-controlling interests	(924)	(28)				(28)	(896)
Dividends paid	(29,332)	(29,332)				(29,332)
Number of shares issued, ending (shares) at Dec. 31, 2019			209,835,558
Equity, ending at Dec. 31, 2019	2,467,846	2,463,099	$ 3,123,514	94,274	0	(754,689)	4,747
Net earnings for the year	176,455	177,882				177,882	(1,427)
Total comprehensive earnings for the year	176,455	177,882			0	177,882	(1,427)
Shares issued on the exercise of stock options, shares			329,379
Shares issued on the exercise of stock options	4,737	4,737	$ 5,800	(1,063)
Shares issued as compensation, shares (Note 25)			93,730
Shares issued as compensation (Note 26)	2,826	2,826	$ 2,826
Share-based compensation on option grants	198	198		198
Dividends paid	(46,223)	(46,223)				(46,223)
Number of shares issued, ending (shares) at Dec. 31, 2020			210,258,667
Equity, ending at Dec. 31, 2020	$ 2,605,839	$ 2,602,519	$ 3,132,140	$ 93,409	$ 0	$ (623,030)	$ 3,320